CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) shares in Thousands, $ in Millions	Issued capital	Contributed surplus	Accumulated other comprehensive income	Retained earnings	Total
Beginning balance at Dec. 31, 2019	$ 25,167	$ 566	$ 899	$ 15,410	$ 42,042
Beginning balance (in share) at Dec. 31, 2019					1,531,874
Changes in equity
Net (loss) earnings				(4,319)	$ (4,319)
Foreign currency translation adjustment			(22)		(22)
Actuarial (loss) gain on employee retirement benefit plans, net of income taxes				(196)	(196)
Total comprehensive (loss) income			(22)	(4,515)	(4,537)
Issued under share option plans	36	(7)			$ 29
Issued under share option plans (in shares)					804
Repurchase of common shares for cancellation	(124)			(183)	$ (307)
Repurchase of common shares for cancellation (in shares)					(7,527)
Change in liability for share purchase commitment	65			103	$ 168
Share-based compensation		32			32
Dividends paid on common shares				(1,670)	(1,670)
Ending balance at Dec. 31, 2020	25,144	591	877	9,145	$ 35,757
Ending balance (in share) at Dec. 31, 2020					1,525,151
Changes in equity
Net (loss) earnings				4,119	$ 4,119
Foreign currency translation adjustment			(63)		(63)
Actuarial (loss) gain on employee retirement benefit plans, net of income taxes				856	856
Total comprehensive (loss) income			(63)	4,975	4,912
Issued under share option plans	8				$ 8
Issued under share option plans (in shares)					245
Common shares forfeited (in shares)					(186)
Repurchase of common shares for cancellation	(1,382)			(922)	$ (2,304)
Repurchase of common shares for cancellation (in shares)					(83,959)
Change in liability for share purchase commitment	(120)			(110)	$ (230)
Share-based compensation		21			21
Dividends paid on common shares				(1,550)	(1,550)
Ending balance at Dec. 31, 2021	$ 23,650	$ 612	$ 814	$ 11,538	$ 36,614
Ending balance (in share) at Dec. 31, 2021					1,441,251